ACCOUNTS RECEIVABLE, NET - Accounts receivable, net of provision (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 4,688,247	$ 29,375,358
Less: allowance for expected credit losses	(112,980)	(25,711,852)
Accounts receivable, net	$ 4,575,267	$ 3,663,506